Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Amounts of Corrections in Consolidated Financial Statements

The amounts of the adjustments to the line items of the financial statements for 2015 and 2016 are shown in the Restatement Adjustment columns in the tables below.

	For the Year Ended December 31, 2015
Consolidated Statements of Comprehensive Loss	As previously reported RMB	Restatement Adjustment RMB	As revised RMB
Revenues	237,624	(2,335)	235,289
Less: Business tax and surcharges	(2,785)	(307)	(3,092)
Net revenues	234,839	(2,642)	232,197
Cost of revenues	(35,237)	1,845	(33,392)
Total operating expenses	(245,274)	(1,463)	(246,737)
Loss from operations	(45,672)	(2,260)	(47,932)
Net loss for the year	(48,835)	(12,938)	(61,773)
Net loss attributable to Gridsum’s ordinary shareholders	(85,168)	(12,938)	(98,106)
Net loss per share attributable to Gridsum’s ordinary shareholders, basic and diluted	(8.52)	(1.29)	(9.81)

	As of December 31, 2015
Consolidated Balance sheets	As previously reported RMB	Restatement Adjustment RMB	As revised RMB
Accounts receivable, net	279,537	(6,001)	273,536
Prepayment and other current assets	107,046	(1,659)	105,387
Total current assets	585,106	(7,660)	577,446
Total assets	625,907	(7,661)	618,246
Accounts payable	103,289	(3,730)	99,559
Taxes payable	16,484	9,628	26,112
Deferred revenue	31,308	(12,940)	18,368
Advance from customers	104,605	8,177	112,782
Accrued expenses and other current liabilities	70,908	(3,616)	67,292
Total current liabilities	360,133	(2,481)	357,652
Total liabilities	360,133	(2,481)	357,652
Accumulated other comprehensive loss	(19,052)	42	(19,010)
Accumulated deficit	(191,644)	(5,222)	(196,866)
Total Gridsum’s shareholders’ equity	(210,628)	(5,180)	(215,808)
Total equity	(210,244)	(5,180)	(215,424)

	For the Year Ended December 31, 2016
Consolidated Statements of Comprehensive Loss	As previously reported RMB	Restatement Adjustment RMB	As revised RMB
Revenues	409,371	(37,493)	371,878
Less: Business tax and surcharges	(9,112)	1,057	(8,055)
Net revenues	400,259	(36,436)	363,823
Cost of revenues	(53,487)	(2,220)	(55,707)
Gross profit	346,772	(38,656)	308,116
Total operating expenses	(383,522)	(4,754)	(388,276)
Loss from operations	(36,750)	(43,410)	(80,160)
Foreign exchange gain or loss	(829)	(771)	(1,600)
Other expenses	(1,780)	(286)	(2,066)
Income tax expense	(28,387)	13,586	(14,801)
Net loss for the year	(67,746)	(30,881)	(98,627)
Net loss attributable to Gridsum’s ordinary shareholders	(97,396)	(30,893)	(128,289)
Net loss per share attributable to Gridsum’s ordinary shareholders, basic and diluted	(6.47)	(2.05)	(8.52)

	As of December 31, 2016
Consolidated Balance sheets	As previously reported RMB	Restatement Adjustment RMB	As revised RMB
Cash and cash equivalents	524,454	(4,002)	520,452
Restricted cash	—	4,002	4,002
Accounts receivable	412,301	(56,421)	355,880
Prepayments and other current assets	160,087	29,653	189,740
Total current assets	1,166,272	(26,768)	1,139,504
Fixed assets, net	56,107	(3,489)	52,618
Intangible assets	—	5,313	5,313
Deferred tax assets	—	7,118	7,118
Other non-current assets	3,947	—	3,947
Total non-current assets	60,054	8,942	68,996
Total assets	1,226,326	(17,826)	1,208,500
Short-term loans	65,093	(93)	65,000
Accounts payable	12,150	37,414	49,564
Salary and welfare payables	54,779	(11,959)	42,820
Taxes payable	66,589	262	66,851
Deferred revenue	50,110	(29,053)	21,057
Advance from customers	106,570	2,811	109,381
Accrued expenses and other current liabilities	58,473	18,105	76,578
Total current liabilities	413,764	17,487	431,251
Total liabilities	413,764	17,487	431,251
Statutory reserve	—	6,662	6,662
Accumulated other comprehensive loss	(10,879)	792	(10,087)
Accumulated deficit	(268,081)	(42,766)	(310,847)
Total Gridsum’s shareholders’ equity	812,231	(35,313)	776,918
Total Equity	812,562	(35,313)	777,249

Estimated Useful Lives of Property, Equipment and Software, Net

The estimated useful lives are as follows:

Computers	3 years
Furniture, fixtures and equipment	5 years
Vehicles	5 years
Leasehold improvements	Over the shorter of lease terms or the estimated useful lives of assets

Estimated Economic Lives of Intangible Assets with Finite Useful Life	The estimated economic lives are as follows:

Software and other intangible assets	3 -5 years
Acquired customer relationship	10 years